Note 3 - Revenue (Tables)	9 Months Ended
Dec. 31, 2022
Notes Tables
Disaggregation of Revenue [Table Text Block]
	2022	2021
Revenue:
Transportation Services	$15,401,105	$13,754,732
Fuel Rebate	175,819	195,944
Equipment Rental and other	17,500	40,812
	$15,594,424	$13,991,488